CAPITAL STOCK (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Capital stock additional details
Preferred stock, authorized	100,000,000		100,000,000	100,000,000
Preferred stock par value			$ 0.001	$ 0.001
Preferred stock Issued			949,477	2,350,196
Preferred stock Outstanding			949,477	2,350,196
Common stock, par value	$ .001		$ 0.001	$ 0.001
Common stock, Authorized	100,000,000		100,000,000	100,000,000
Common stock, shares issued	30,366,011		29,197,497	25,675,013
Common stock, outstanding	30,366,011		29,197,497	25,675,013
Series A Preferred Stock [Member]
Capital stock additional details
Preferred stock, authorized	3,500,000		3,500,000	3,500,000
Preferred stock par value	$ .001
Preferred stock Issued	462,922		949,477	2,350,196
Preferred stock Outstanding	462,922		949,477	2,350,196
Preferred stock converted to common stock	528,345	1,493,976
Issuance of common shares upon conversion of preferred	1,145,796	2,480,000
Stock issued in satisfaction of dividend	22,718	34,339
Payment of accrued dividend	$ 8,889	$ 17,170
Preferred dividend accrued	$ 44,491	$ 57,791
Shares issued in payment of accrued dividends	41,790	46,586
Series B Preferred Stock [Member]
Capital stock additional details
Preferred stock, authorized	12,000,000		12,000,000	12,000,000
Preferred stock par value	$ .001
Preferred stock Issued	5,694,571		5,694,571	5,725,821
Preferred stock Outstanding	5,694,571		5,694,571	5,725,821
Stock issued in satisfaction of dividend	2,507
Preferred dividend accrued	$ 376,977	$ 340,046